Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03036613

1-1204

NYSE

PROCESSED
NOV 28 2003
THOMSON FINANCIAL

November 25, 2003

NOV 25 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Amerada Hess Corporation, 7% Mandatory Convertible Preferred Stock, par value $1.00 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 25, 2003. Tentative listing date – November 26, 2003.

Sincerely,

Paras Madho